Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 42,662	$ 18,093
Short-term investments	31,245	32,499
Trade receivables, net	23,210	27,674
Other accounts receivables	3,272	3,308
Inventories	43,173	29,316
Total Current Assets	143,562	110,890
Non-Current Assets
Property, plant and equipment, net	24,550	25,004
Right-of-use assets	4,022
Other long term assets	352	174
Deferred taxes	1,311	2,048
Total Non-Current Assets	30,235	27,226
Total Assets	173,797	138,116
Current Liabilities
Current maturities of bank loans	489	452
Current maturities of lease liabilities	1,020	110
Trade payables	24,830	17,285
Other accounts payables	5,811	5,261
Deferred revenues	589	461
Total Current Liabilities	32,739	23,569
Non-Current Liabilities
Bank loans	257	688
Lease liabilities	3,981	28
Deferred revenues	232	668
Employee benefit liabilities, net	1,269	787
Total Non-Current Liabilities	5,739	2,171
Shareholder's Equity
Ordinary shares	10,425	10,409
Additional paid in capital net	180,819	179,147
Capital reserve due to translation to presentation currency	(3,490)	(3,490)
Capital reserve from hedges	8	(57)
Capital reserve from financial assets measured at fair value through other comprehensive income	145	34
Capital reserve from share-based payments	8,844	9,353
Capital reserve from employee benefits	(359)	4
Accumulated deficit	(61,073)	(83,024)
Total Shareholder's Equity	135,319	112,376
Total Liabilities and Shareholder's Equity	$ 173,797	$ 138,116